Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000130199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000130199 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130199 [Member] | Apple Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130199 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130199 [Member] | NVIDIA Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130199 [Member] | BYD Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130199 [Member] | Netflix Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130199 [Member] | Visa Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130199 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130199 [Member] | Smurfit WestRock PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130199 [Member] | Chubb Ltd Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130199 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000130199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000130199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000130199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130199 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000130199 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.30%
C000130199 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000130199 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000130199 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000130199 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000130199 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130199 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130199 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130199 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130199 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000130200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000130200 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130200 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130200 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130200 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130200 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130200 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130200 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130200 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130200 [Member] | Amadeus IT Group S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130200 [Member] | Diageo PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000130200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000130200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000130200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000130200 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000130200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000130200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000130200 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	47.20%
C000130200 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000130200 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130200 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.10%
C000130200 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.20%
C000130200 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000130200 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000130200 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000130200 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130200 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130200 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248366 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000248366 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000248366 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248366 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000248366 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000248366 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248366 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248366 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000248367 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000248367 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000248367 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248367 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000248367 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000248367 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248367 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248367 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000248365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000248365 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000248365 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248365 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000248365 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000248365 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248365 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248365 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)